Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade and Accruals	$ 5,502	$ 5,907
Joint Operations Payable	66	110
Employee Long-Term Incentives	163	132
Interest	80	72
Provisions for Onerous and Unfavourable Contracts	26	11
Other	10	10
Accounts payable and accrued liabilities	$ 5,847	$ 6,242